YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We  are  pleased  to report the performance for General Municipal Money Market
Fund for the 12-month period ended November 30, 1998 as shown in the following table:


                                                                           YIELD                      EFFECTIVE YIELD*
                                                                          _______                       _____________
        Class A Shares . . . . . . . . . . . . . . . . . . . .              2.98%                           3.02%

        Class B Shares . . . . . . . . . . . . . . . . . . . .              2.61%                           2.64%

ECONOMY

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower level established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in Europe as well as the U.S.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  The manner in which the Federal Reserve eased this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year's summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure, thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state specific.

  We extended your Fund's average maturity beyond 65 days during the summer months, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. As the summer progressed, yields began to drop as they reflected the diminished supply of one-year notes. During this period we utilized the commercial paper market to maintain the Fund's average maturity. As year-end approaches, we will continue to search for those longer-term investment opportunities which will lock in higher rates while providing an attractive return to the tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

              Very truly yours,


             [Richard J. Moynihan signature]



              Richard J. Moynihan

              Director, Municipal Portfolio Management

              The Dreyfus Corporation

December 15, 1998

New York, N.Y.

* Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                   Principal
Tax Exempt Investments--99.6%                                                                       Amount            Value
-------------------------------------------------------                                          ____________     _____________
Alabama--.7%

McIntosh, IDB, EIR, Refunding, VRDN (CIBC Speciality)

   3.35%, Series E (Corp. Guaranty; CIBC Specialty) (a)  . . . . . . . . . . . . . . . . .     $    4,400,000    $    4,400,000

Alaska--2.3%

Alaska Housing Finance Corporation, VRDN

   3.20%, Series A (BPA: Credit Suisse and Westdeutsche Landesbank) (a)  . . . . . . . . .         15,200,000        15,200,000

Arizona--5.0%

Arizona Educational Loan Marketing Corporation, Educational Loan Revenue, VRDN

   3.25%, Series A (BPA; Fuji Bank and Insured; MBIA) (a)  . . . . . . . . . . . . . . . .         10,675,000        10,675,000

Glendale Industrial Development Authority, HR, VRDN

   (West Valley Camelback) 3.15% (LOC; Northwest Bank Corp.) (a) . . . . . . . . . . . . .          7,800,000         7,800,000

Pima County Industrial Development Authority, Industrial Revenue, VRDN

   (Tucson Electric) 3.15% (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . .         14,100,000        14,100,000

California--1.2 %

California Higher Education Loan Authority, Student Loan Revenue, Refunding

   3.80%, Series A, 5/1/99 (LOC; National Westminster Bank)  . . . . . . . . . . . . . . .          8,000,000         8,000,000

Connecticut--3.2%

State of Connecticut, Revenue:

  Special Assessment Unemployment Compensation Advance Fund

    (Connecticut Unemployment)

       3.60%, 7/1/99 (Insured; FGIC and Liquidity Facility; FGIC)  . . . . . . . . . . . .          7,000,000         7,000,000

   Special Tax Obligation, VRDN (Transportation Infrastructure-1):

       3.10% (LOC; Commerzbank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,100,000        13,100,000

       3.20% (LOC; Commerzbank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .            800,000           800,000

District of Columbia--.8%

District of Columbia Housing Finance Agency, SFMR

  3.75%, Series B, 9/30/99 (LOC: Canadian Imperial Bank of Commerce,

   Morgan Guaranty Trust Co. and Societe Generale) . . . . . . . . . . . . . . . . . . . .          5,000,000         5,026,260

Florida--4.1%

Florida  Housing Financing Agency:

  Multi-Family, Refunding (Iowa Lakes Project)

       3.85%, Series D, 4/1/99 (LOC; Continental Casualty) . . . . . . . . . . . . . . . .          4,655,000         4,655,000

   (Wood Forest II Project)

       3.15%, Series BBB, 12/1/99 (LOC; Continental Casualty)  . . . . . . . . . . . . . .          6,000,000         6,000,000

Miami-Dade County School Board, COP, Refunding

   4%, Series C, 5/1/99 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . .          5,560,000         5,582,689

Miami-Dade County School District, TAN 4%, 6/30/99 . . . . . . . . . . . . . . . . . . . .         10,450,000        10,470,407

Georgia--3.5%

Burke County Development Authority, PCR, Refunding (Oglethorpe Power Corp.):

  CP 3.05%, Series A, 3/10/99 (Insured; AMBAC and Liquidity Facility;

       Rabobank Netherland)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

   VRDN 3.05%, Series A (BPA; Credit Locale de France and Insured; FGIC) (a) . . . . . . .          7,900,000         7,900,000

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount            Value
-------------------------------------------------------                                          ____________     _____________

Georgia (continued)

Savannah Economic Development Authority, Exempt Facility Revenue, VRDN

   (Home Depot Project) 3.25%, Series B (LOC; Sun Trust Bank) (a)  . . . . . . . . . . . .     $    5,000,000    $    5,000,000

Idaho--.8%

State of Idaho, TAN 4.50%, 6/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,025,100

Illinois--9.5%

City of Chicago 3.55%, 2/4/99 (LOC; Morgan Guaranty Trust Co.) . . . . . . . . . . . . . .         10,000,000        10,000,000

Chicago Midway Airport,  Revenue, VRDN (Second Lien)

   3.40%, Series A (Insured; MBIA and Liquidity Facility; FNB Chicago) . . . . . . . . . .         17,800,000        17,800,000

Illinois Health Facilities Authority, Revenue, VRDN:

   (Rehab Institute of Chicago Project) 3.15% (LOC; Bank of America) (a) . . . . . . . . .         13,500,000        13,500,000

   (Resurrection Health Care System) 3.35% (a) . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,000,000

Southwestern Development Authority, EIR, VRDN

   (Shell Oil Co.-Wood River Project) 3.45% (Corp. Guaranty; Shell Oil Co.) (a)  . . . . .         10,300,000        10,300,000

Indiana--2.1%

City of  Indianapolis, RRR, VRDN (Ogden Martin Systems)

   3.35% (LOC; Westdeutsche Landesbank) (a)  . . . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

Indianapolis Local Public Improvement  Bond Bank

   4.25%, Series A , 1/11/99 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         5,503,628

Iowa--.5%

Iowa Finance Authority, SWDR, VRDN (Cedar River Paper Co. Project)

   3.35% (LOC; Bank of  Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . . . . .          3,300,000         3,300,000

Kentucky--.4%

Boone County, IDR, VRDN (Curtin Matheson Scientific Project)

   3.35% (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,500,000

Louisiana--3.5%

Ascension Parish, Revenue, VRDN

   (B.A.S.F. Corp. Project) 3.35% (LOC;  B.A.S.F. Corp.) . . . . . . . . . . . . . . . . .         10,800,000        10,800,000

West Baton Rouge Parish Industrial District Number 3, Revenue, VRDN

   (Dow Chemical Co. Project) 3.55% (Corp. Guaranty; Dow Chemical Co.) (a) . . . . . . . .         12,500,000        12,500,000

Maryland--1.0%

Baltimore County, PCR, CP (Baltimore Gas and Electric)

   3.50% (LOC; Toronto-Dominion Bank) (a,b)  . . . . . . . . . . . . . . . . . . . . . . .          6,600,000         6,600,000

Massachusetts--4.2%

City of Springfield, BAN:

   3.625%, 3/2/99 (LOC; Fleet Bank)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,006,557

   4%, 6/25/99 (LOC; Fleet Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,910,000         3,916,373

   4%, 7/15/99 (LOC; Fleet Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000        13,027,114

Montachusett Regional Vocational Technical School District, BAN 4%, 7/23/99. . . . . . . .          5,660,000         5,670,404

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount            Value
-------------------------------------------------------                                          ____________     _____________

Michigan--2.9%

Macomb Township Economic Development Corporation, LOR, VRDN (ACR Industries
Project)

   3.30% (LOC; Comerica Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       550,000   $       550,000

Michigan Strategic Fund, SWDR, VRDN (Grayling Generating Project)

   3.15% (LOC; Barclays Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,800,000         3,800,000

Midland County Economic Development Corporation, LOR, VRDN

   (Dow Chemical Co. Project) 3.35%, Series A (LOC; Dow Chemical Co.) (a)  . . . . . . . .         15,100,000        15,100,000

Minnesota--2.2%

Cohasset, Revenue, Refunding, VRDN (Minnesota Power and Light Co. Project)

   3.25%, Series A (LOC: ABN-Amro Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . .          7,600,000         7,600,000

Minneapolis and St. Paul Housing and Redevelopment Authority,  Health Care
System Revenue,

  Refunding, VRDN (Children's Health Care Project)

   3.30%, Series B (Insured: FSA and Norwest Bank and LOC; Norwest Corp.) (a)  . . . . . .          6,800,000         6,800,000

Missouri--2.4%

Missouri Health and Educational Facilities Authority, Health Facilities Revenue,
VRDN

  (Deaconess Long Term Care) :

       3.25%, Series A (LOC; Bank One) (a) . . . . . . . . . . . . . . . . . . . . . . . .          9,500,000         9,500,000

       3.30%, Series A (LOC; Bank One) (a) . . . . . . . . . . . . . . . . . . . . . . . .            200,000           200,000

Independence Industrial Development Authority, IDR, Revenue, Refunding, VRDN

   (Grooves and Graceland) 3.25%, Series A (LOC; Credit Locale de France) (a)  . . . . . .          6,300,000         6,300,000

Nevada--1.9%

Clark County, IDR, VRDN (Nevada Cogeneration Project)

   3.45% (LOC; Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . . . . . . . . .          7,200,000         7,200,000

Washoe County, Water Facilities Revenue, VRDN (Sierra Pacific Power Co. Project

   3.45% (LOC; Union Bank of Switzerland) (a)  . . . . . . . . . . . . . . . . . . . . . .          5,400,000         5,400,000

New Mexico--1.5%

State of New Mexico, TRAN 4.25%,  6/30/99. . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,036,271

New York--6.3%

Long Island Power Authority, Electric System Revenue:

   CP 3.375%, Sub-Series 1, 12/9/98
       (LOC: Bayerische Landesbank and Westdeutsche Landesbank)  . . . . . . . . . . . . .        12,000,0000        12,000,000

   VRDN 3.15%, Sub-Series 7 (Insured; MBIA and LOC; Credit Suisse) (a) . . . . . . . . . .          5,000,000         5,000,000

State of New York, CP 3.10%, 2/19/99 (LOC; Westdeutsche Landesbank). . . . . . . . . . . .         10,000,000        10,000,000

New York State Energy Resource and Development Authority, PCR, VRDN

   (Niagara Mohawk Power) 3.75%, Series A (LOC; Toronto-Dominion Bank) (a) . . . . . . . .          5,850,000         5,850,000

New York State Housing Finance Agency, Housing Revenue, VRDN (Normandie Court
II)

   3%, Series A (LOC; Fleet Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

New York State Local Government Assistance Corporation, VRDN

  2.90%, Series A (Liquidity; Union Bank of Switzerland and LOC: Credit Suisse

   and Union Bank of Switzerland) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,000

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount            Value
-------------------------------------------------------                                          ____________     _____________

North Carolina--1.0%

Craven County Industrial Facilities and Pollution Control Financing Authority,
VRDN

   (Craven Wood Energy) 3.45%, Series C (LOC; ABN-Amro Bank) (a) . . . . . . . . . . . . .     $    6,900,000    $    6,900,000

Ohio--7.5%

Cincinnati City School District:

   BAN 4%, 9/16/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,830,000         7,859,902

   TAN 4.08%, 12/31/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,001,908

Greene County, Certificates of Indebtedness, GO  Notes 3.75%, 5/6/99 . . . . . . . . . . .          8,000,000         8,000,651

Montgomery County, Revenue, Refunding,  CP (Miami Valley Hospital)

   3.60%, Series A, 12/14/98 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . .          8,000,000         8,000,000

Ohio Air Quality Development Authority, PCR, CP

   3%, Series B, 3/12/99 (Insured and Liquidity; FGIC) . . . . . . . . . . . . . . . . . .         14,725,000        14,725,000

Ohio Housing Finance Agency, Mortgage Revenue

   3.85%, Series A-2, 3/1/99 (LOC; Trinity Funding Corp.)  . . . . . . . . . . . . . . . .          5,670,000         5,670,000

Oregon--1.0%

Klamath Falls, Electric Revenue, (Salt Cave Hydroelectric)

   3.80%, Series C, 5/3/99 (Escrowed in; U.S. Treasury Bills)  . . . . . . . . . . . . . .          7,000,000         7,000,000

Pennsylvania--3.8%

City of Philadelphia, TRAN 4.25%, Series A, 6/30/99. . . . . . . . . . . . . . . . . . . .          5,000,000         5,017,129

Philadelphia School District, TRAN 4.25%, Series A, 6/3/99 . . . . . . . . . . . . . . . .         20,000,000        20,065,167

South Carolina--.7%

South Carolina Housing Finance and Development Authority, Mortgage Revenue

   3.60%, Series A, 7/1/99 (Escrowed in; U.S. Treasury Bills)  . . . . . . . . . . . . . .          4,485,000         4,485,000

Tennessee--2.3%

Sevier County, Public Building Authority, VRDN (Local Government Public
Improvement):

   3.15%, Series III-C-2 (Insured; AMBAC and Liquidity Facility; Landesbank-Hessen) (a)  .         10,200,000        10,200,000

   3.15%, Series III-C-3 (Insured; AMBAC and Liquidity Facility; Landesbank-Hessen) (a)  .          4,800,000         4,800,000

Texas--15.6%

Brazos River Authority, PCR, Refunding, VRDN (Texas Utilities Electric Co.):

   3.35%, Series A (BPA; The Bank of New York) (a) . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

   3.45%, Series C (BPA; The Bank of New York and Insured; MBIA) (a) . . . . . . . . . . .         14,245,000        14,245,000

   3.45%, Series C (BPA; The Bank of New York and Insured; AMBAC) (a)  . . . . . . . . . .         13,700,000        13,700,000

   3.80%, Series B (Insured; AMBAC) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .         12,000,000        12,000,000

Brazos River Harbor Naval District, Harbor Revenue, VRDN:

   (B.A.S.F. Corp.) 3.35% (Corp. Guaranty; B.A.S.F. Corp.) (a) . . . . . . . . . . . . . .         16,500,000        16,500,000

   (Dow Chemical Co. Project) 3.55% Series A (Corp. Guaranty; Dow Chemical Corp.) (a)  . .         12,800,000        12,800,000

Gulf Coast Industrial Development Authority, Marine Terminal Revenue, VRDN

   (Amoco Oil Co. Project) 3.45%  (LOC; Amoco Credit Corp.) (a)  . . . . . . . . . . . . .         11,300,000        11,300,000

Harris County Industrial Development Corporation, PCR, Refunding, VRDN (Exxon
Corp. Project)

   3.40% (LOC; Exxon Corp.) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500,000         5,500,000

Panhandle-Plains Higher Education Authority, Student Loan Revenue, Refunding,
VRDN

   3.15%, Series A (LOC; Student Loan Marketing Association) (a) . . . . . . . . . . . . .         12,700,000        12,700,000

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                     NOVEMBER 30, 1998

                                                                                                   Principal

Tax Exempt Investments (continued)                                                                   Amount            Value
-------------------------------------------------------                                          ____________     _____________

Virginia--6.7%

Peninsula Ports Authority, Revenue, Refunding, VRDN (Zelgler Coal)

   3.50% (LOC; Bank of America) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  34,000,000     $  34,000,000

Richmond Industrial Development Authority, Revenue, VRDN (Cogentrix of Richmond
Project)

   3.70%, Series A (LOC; Banque Paribas) (a) . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

West Virginia--1.0%

Marion County, County Community Solid Waste Disposal Facility Revenue, VRDN

   (Granttown Project) 3.25%, Series B (LOC; National Westminster Bank) (a)  . . . . . . .          3,700,000         3,700,000

Pendleton County, IDR, VRDN (Greer Steel Project) 3.45% (LOC; PNC Bank) (a). . . . . . . .          3,015,000         3,015,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $655,679,560). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.6%      $655,679,560
                                                                                                      =======     =============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .4%    $    2,354,423
                                                                                                      =======     =============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $658,033,983
                                                                                                      =======      =============


Summary    of    Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation            LOC        Letter of Credit

BAN         Bond Anticipation Notes                                  LOR        Limited Obligation Revenue

BPA         Bond Purchase Agreement                                  MBIA       Municipal Bond Investors Assurance

COP         Certificate of Participation                                           Insurance Corporation

CP          Commercial Paper                                         PCR        Pollution Control Revenue

EIR         Environment Improvement Revenue                          RRR        Resources Recovery Revenue

FGIC        Financial Guaranty Insurance Company                     SFMR       Single Family Mortgage Revenue

FSA         Financial Security Assurance                             SWDR       Solid Waste Disposal Revenue

GO          General Obligation                                       TAN        Tax Anticipation Notes

HR          Hospital Revenue                                         TRAN       Tax and Revenue Anticipation Notes

IDB         Industrial Development Board                             VRDN       Variable Rate Demand Notes

IDR         Industrial Development Revenue

Summary of Combined Ratings (Unaudited)


--------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          __________________            ____________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                    92.6%

AAA/AA (b)                         Aaa/Aa, A1 (b)                    AAA/AA (b)                            2.1

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         5.3
                                                                                                       _______
                                                                                                        100.0%
                                                                                                       =======
Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.

(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         NOVEMBER 30, 1998

                                                                                                    Cost              Value
                                                                                                 ____________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .     $655,679,560      $655,679,560

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            4,729,071

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            3,892,914

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               38,919
                                                                                                                  _____________

                                                                                                                    664,340,464
                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              224,116

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                4,517

                                 Payable for investment securities purchased . . . . . . .                            6,000,000

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               77,848
                                                                                                                  _____________

                                                                                                                      6,306,481
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $658,033,983
                                                                                                                  ==============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $658,053,905

                                 Accumulated net realized gain (loss) on investments . . .                             (19,922)
                                                                                                                  -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $658,033,983
                                                                                                                  ===============

                                          NET ASSET VALUE PER SHARE
                              --------------------------------------------------

                                                                                                  Class A           Class B

                                                                                               ______________    ______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $280,397,634      $377,636,349

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        280,692,273       377,642,906

 NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $1.00             $1.00
                                                                                                        =====             =====


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                $21,671,949

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .         $  3,038,316

                                 Shareholder servicing costs--Note 2(c)  . . . . .            1,151,244

                                 Distribution fees (Class B)--Note 2(b)  . . . . .              646,579

                                 Registration fees . . . . . . . . . . . . . . . .              103,954

                                 Professional fees . . . . . . . . . . . . . . . .               53,283

                                 Custodian fees  . . . . . . . . . . . . . . . . .               48,212

                                 Directors' fees and expenses--Note 2(d) . . . . .               33,133

                                 Prospectus and shareholders' reports  . . . . . .               20,790

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               14,774

                                                                                          _____________

                                    Total Expenses . . . . . . . . . . . . . . . .            5,110,285

                                 Less--reduction in shareholder servicing costs due to
                                    undertaking--Note 2(c) . . . . . . . . . . . .             (282,750)

                                                                                          _____________

                                    Net Expenses . . . . . . . . . . . . . . . . .                                  4,827,535
                                                                                                                _____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 16,844,414

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . .                                    (17,137)
                                                                                                                _____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                $16,827,277
                                                                                                                =============


                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Year Ended           Year Ended
                                                                                        November 30, 1998    November 30, 1997
                                                                                        _________________    _________________
OPERATIONS

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     16,844,414     $     12,783,231

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . .                (17,137)              26,716

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . .                ---                   (8,845)
                                                                                          _______________      _______________

          Net Increase (Decrease) in Net Assets Resulting from Operations  . . . .             16,827,277           12,801,102
                                                                                          _______________      _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (8,462,642)          (7,970,586)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (8,381,772)          (4,812,645)

   Net realized gain on investments:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (5,225)           ----

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (5,196)           ----

                                                                                          _______________      _______________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (16,854,835)         (12,783,231)
                                                                                          _______________      _______________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,327,446,611        1,212,808,595

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,660,435,145        1,069,980,511

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,202,286            7,678,759

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,193,899            4,696,878

   Cost of shares redeemed:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,328,295,655)      (1,204,301,450)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,553,986,658)        (829,168,072)
                                                                                          _______________      _______________

          Increase (Decrease) in Net Assets from Captial Stock Transactions  . . .            121,995,628          261,695,221

                                                                                          _______________      _______________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . .            121,968,070          261,713,092

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            536,065,913          274,352,821
                                                                                          _______________      _______________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    658,033,983     $    536,065,913
                                                                                         ================     ================


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                       Class A Shares

                                                                     ______________________________________________________

                                                                                   Year Ended November 30,

                                                                     ______________________________________________________

PER SHARE DATA:                                                      1998         1997         1996          1995         1994
                                                                    ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                    ______       ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . ..        .030          .031         .029          .034         .023
                                                                    ______       ______       ______        ______       ______
   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.030)       (.031)       (.029)        (.034)       (.023)

                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   =======      =======      =======       =======      =======


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          3.02%        3.14%        2.97%         3.41%        2.27%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . ..         .60%          .62%         .66%          .66%         .64%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .         2.98%         3.09%        2.93%         3.35%        2.22%

   Net Assets, end of period (000's Omitted)   . . . . . . .      $280,398     $273,058     $256,862      $294,379     $294,711

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.




                                                                                               Class B Shares
                                                                                 ____________________________________________

                                                                                            Year Ended November 30,
                                                                                 ____________________________________________

PER SHARE DATA:                                                                1998          1997          1996         1995(1)
                                                                                _____        _____         _____        ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . .          $1.00        $1.00         $1.00         $1.00
                                                                                _____        _____         _____         _____

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . .           .026         .028          .027          .020
                                                                                _____        _____         _____         _____

  Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . .          (.026)       (.028)        (.027)        (.020)
                                                                                _____        _____         _____         _____

   Net asset value, end of period  . . . . . . . . . . . . . . . . . .          $1.00        $1.00         $1.00         $1.00
                                                                                =====        =====         =====         =====


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . .           2.64%        2.86%         2.70%         3.01%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . .            .96%         .95%          .85%         1.10%(2)

   Ratio of net investment income to average net assets  . . . . . . .           2.59%        2.87%         2.65%         2.83%(2)

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . . . . . . .            .09%         .16%          .29%          .09%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . .       $377,636     $263,008       $17,491        $3,024

------------

(1)  From March 31, 1995 (commencement of initial offering) to November 30,
     1995.

(2)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General Municipal Money Market Fund (the "Fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company, currently offering two series, including the Fund. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Effective April 30, 1998, the Fund's name was changed from "General Municipal Money Market Fund, Inc." to "General Municipal Money Market Fund".

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue 16 billion shares of $.01 par value Common Stock. The Fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $30,865 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $17,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1998. If not applied, the carryover expires in fiscal 2006.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1998, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1998, Class B shares were charged $646,579 pursuant to the Distribution Plan.

  (C)  Under  the  Shareholder  Services  Plan with respect to Class A ("Class A
Shareholder   Services   Plan"), Class  A  shares  reimburse  Dreyfus  Service
Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, Class A shares were charged $84,018 pursuant to the Class A Shareholder Services Plan.

  Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan") Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

  The Manager had undertaken from December 1, 1997 through November 30, 1998, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded .98 of 1% of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B.

GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1998, Class B shares were charged $969,868 of which $282,750 was reimbursed by the Manager.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $49,647 pursuant to the transfer agency agreement.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

GENERAL MUNICIPAL MONEY MARKET FUND

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (one of the Series constituting General Municipal Money Market Funds, Inc.) as of November 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred tO above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of
the indicated   years,   in  conformity  with  generally  accepted  accounting
principles.


                                           [ERNST & YOUNG LLP SIGNATURE LOGO]



New York, New York
January 5, 1999


GENERAL MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1998 as "exempt-interest dividends" (not generally subject to regular Federal income tax).

                     [This page intentionally left blank.]
                                   (reg.tm)

                                   (reg.tm)

GENERAL MUNICIPAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                         918/697AR9811

General Municipal

Money    Market

Fund

Annual Report

November 30, 1998




YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to report the performance for General Minnesota Municipal Money Market Fund from the Fund's inception June 1, 1998 through November 30, 1998 as shown in the following table:



                                                                                               ANNUALIZED
                                                                       ANNUALIZED YIELD     EFFECTIVE YIELD*
                                                                        ______________      _____________
        Class A Shares . . . . . . . . . . . . . . . . . . . .              2.80%                2.84%

        Class B Shares . . . . . . . . . . . . . . . . . . . .              2.65%                2.68%

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower level established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in Europe as well as the U.S.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  The manner in which the Federal Reserve eased this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year's summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure, thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state specific.

We extended your Fund's average maturity to the 50-day and over range in early summer, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. As the year progressed, due to the scarcity of Minnesota exempt paper and aggressive levels in the one-year range, we utilized the variable rate demand note market in order to meet our investment needs. As a result, this shortened your Fund's average maturity to the 40+ day range. As year-end approaches, we will continue to search for those longer investment opportunities which will "lock in" higher rates while providing an attractive return to the Minnesota tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours


               [Richard J. Moynihan signature]

               Richard J. Moynihan

               Director, Municipal Portfolio Manager

               The Dreyfus Corporation

December 15, 1998
New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.


GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                   Principal
Tax Exempt Investments--101.3%                                                                      Amount           Value
-------------------------------------------------------                                         _____________    ______________
Becker, PCR, Refunding, CP (Northern State Power Co.)

   3.35%, Series B, 2/17/99 (LOC; Northern State Power Co.)  . . . . . . . . . . . . . . .     $    2,000,000    $    2,000,000

Beltrami County, Environmental Control Revenue, VRDN (Northwood Panelboard Co.
Project)

   3.35% (LOC; Union Bank of Switzerland) (a)  . . . . . . . . . . . . . . . . . . . . . .          2,700,000         2,700,000

Burnsville, Refunding 3.90%, Series B, 2/1/99. . . . . . . . . . . . . . . . . . . . . . .            100,000           100,027

Cloquet, Industrial Facilities Revenue, VRDN (Potlatch Corp. Project)

   3.20%, Series C (LOC; Credit Suisse) (a)  . . . . . . . . . . . . . . . . . . . . . . .          2,700,000         2,700,000

Cohasset, Revenue, Refunding, VRDN (Minnesota Power and Light Co. Project)

   3.25%, Series A (LOC; ABN-Amro Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . .            700,000           700,000

Duluth, Tax Increment Revenue, VRDN (Lake Superior Paper)

   3.15% (LOC; Wachovia Bank of Georgia) (a) . . . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,400,000

Eden Prairie, Commercial Development Revenue, Refunding, VRDN (Lakeview Business
Center)

   3.30% (LOC; Firstar Bank of Milwaukee) (a)  . . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,400,000

Golden Valley, IDR, VRDN (Unicare Homes Project)

   3.35% (LOC; Banque Paribas) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,000,000

Hennepin County, G.O. Notes 4%, Series B, 12/1/99. . . . . . . . . . . . . . . . . . . . .            600,000           605,862

Minneapolis, G.O. Notes:

   3.20%, Series C, 12/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            300,000           300,000

   4.375%, Series A, 12/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            280,000           280,000

Minneapolis Community Development Agency, PCR, VRDN

   (Northern State Power Co. Project) 3.30% (LOC; Northern State Power Co.) (a)  . . . . .            500,000           500,000

Minnesota Public Facilities Water Authority, PCR 6.70%, Series A, 3/1/99 . . . . . . . . .          1,000,000         1,007,159

Minnesota School District 3.625%, Series B, 8/27/99. . . . . . . . . . . . . . . . . . . .            500,000           500,000

Minnesota Higher Education Coordinating Board, Revenue, VRDN

   3.35% (LOC; Norwest Bank of Minnesota) (a)  . . . . . . . . . . . . . . . . . . . . . .          2,700,000         2,700,000

Minnesota Housing Finance Agency, Single Family Mortgage 3.70%, Series H, 8/9/99 . . . . .            500,000           500,000

Minnesota Higher Education Facilities Authority, Revenue:

   Refunding (Macalester College) 4.50%, Series U2, 3/1/99 (LOC; Macalester College) . . .            490,000           490,940

   VRDN:

       (Bethel College) 3.05%, Series 4-S (LOC; Allied Irish Banks) (a)  . . . . . . . . .          1,400,000         1,400,000

       (Macalester College) 3.15%, Series 3-Z (LOC; Macalester College) (a)  . . . . . . .            900,000           900,000

Olmstead County, COP, VRDN (Human Services Campus Infrastructure Project)

   3.15% (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . .          1,350,000         1,350,000

Red Wing, PCR, VRDN (Northern State Power Co. Project)

   3.30% (LOC; Northern State Power Co.) (a) . . . . . . . . . . . . . . . . . . . . . . .            200,000           200,000

St. Cloud, Health Care Facilites Revenue, VRDN (St. Cloud Hospital)

   3.10%, Series A (LOC; Rabobank Nederland) (a) . . . . . . . . . . . . . . . . . . . . .          1,400,000         1,400,000

St. Paul Housing and Redevelopment Authority, Revenue, VRDN:

   (District Cooling) 3.50%, Series L (LOC; Credit Locale de France) (a) . . . . . . . . .          1,000,000         1,000,000

   (Science Museum of Minnesota) 3.30%, Series B (LOC; First Bank of Milwaukee) (a)  . . .          1,400,000         1,400,000

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (continued)                     NOVEMBER 30, 1998

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                  Amount           Value
-------------------------------------------------------                                         _____________    ______________

State of Minnesota:

   G.O. Notes 4.75%, 5/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,000,000    $    2,008,441

   Prerefunded 6.60%, 8/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,019,365
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $29,561,794) . . . . . . . . . . . . . . . . . . . . . . . . . . .             101.3%     $  29,561,794
                                                                                                      =======     =============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .             (1.3%)     $    (387,971)
                                                                                                      =======     ==============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%     $  29,173,823
                                                                                                      =======     ==============


Summary    of    Abbreviations
-----------------------------------------------------------------------------
COP         Certificate of Participation                             LOC        Letter of Credit

CP          Commercial Paper                                         PCR        Pollution Control Revenue

GO          General Obligation                                       VRDN       Variable Rate Demand Notes

IDR         Industrial Development Revenue

Summary of Combined Ratings (Unaudited)


-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          __________________            ____________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                    79.7%

AAA/AAA (b)                        Aaa/Aa (b)                        AAA/AA (b)                           20.3
                                                                                                       _______

                                                                                                        100.0%
                                                                                                       _______
Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.

(b) Notes which are not F, MIG, or SP rated are represented by bond ratings of the issuers.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         NOVEMBER 30, 1998

                                                                                                     Cost             Value
                                                                                                 ____________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .      $29,561,794       $29,561,794

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                               99,448

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                              140,371

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               31,610
                                                                                                                   ____________

                                                                                                                     29,833,223
                                                                                                                   ============


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                  172

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               11,789

                                 Payable for investment securities purchased . . . . . . .                              605,862

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               41,577
                                                                                                                   ____________

                                                                                                                        659,400
                                                                                                                   ____________

NET ASSETS at value, represented by paid-in capital. . . . . . . . . . . . . . . . . . . .                          $29,173,823
                                                                                                                   ============



                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                                                  Class A           Class B
                                                                                                _____________  ______________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $1,014,128       $28,159,695

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,014,128        28,159,695


 NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $1.00             $1.00
                                                                                                        =====             =====




                       SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                   $452,018

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . .           $   65,816

                                 Legal fees  . . . . . . . . . . . . . . . . . . .               41,350

                                 Shareholder servicing costs--Note 2(c)  . . . . .               38,008

                                 Distribution fees (Class B)--Note 2(b)  . . . . .               25,313

                                 Auditing fees . . . . . . . . . . . . . . . . . .               20,700

                                 Registration fees . . . . . . . . . . . . . . . .               16,627

                                 Prospectus and shareholders' reports  . . . . . .                6,594

                                 Directors' fees and expenses--Note 2(d) . . . . .                  510

                                 Custodian fees  . . . . . . . . . . . . . . . . .                  391

                                 Miscellaneous . . . . . . . . . . . . . . . . . .                2,448
                                                                                          _____________

                                    Total Expenses . . . . . . . . . . . . . . . .              217,757

                                 Less--reimbursement of expenses and shareholder
                                    servicing costs from the Manager due to
                                    undertakings--Note 2(a,c)  . . . . . . . . . .             (113,213)
                                                                                          _____________

                                    Net Expenses . . . . . . . . . . . . . . . . .                                    104,544
                                                                                                                   __________

INVESTMENT INCOME--NET, representing net increase in net assets from operations. . . . . . .                         $347,474
                                                                                                                   ==========


                     SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998


OPERATIONS:
   Investment income--net, representing net increase in net assets resulting from operations . . . . . . . . . .  $     347,474
                                                                                                                   ____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (14,199)

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (333,275)
                                                                                                                   ____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (347,474)
                                                                                                                   ____________


CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000,000

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     44,810,839

   Dividends reinvested:

       Class A shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,128

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        326,009

   Cost of shares redeemed:

       Class B shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (16,977,153)
                                                                                                                   ____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . . . . . . . . . . .     29,173,823
                                                                                                                   ____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29,173,823

NET ASSETS:

       Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        --

                                                                                                                   ____________

       End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $29,173,823
                                                                                                                   ============



                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period from June 1, 1998 (commencement of operations) to November 30, 1998. This information has been derived from the Fund's financial statements.




                                                                                             Class A                Class B
PER SHARE DATA:                                                                               Shares                 Shares
                                                                                             _______                 _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . .     $1.00                   $1.00
                                                                                             _______                 _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      .014                    .013
                                                                                             _______                 _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . .     (.014)                  (.013)
                                                                                             _______                 _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1.00                   $1.00
                                                                                               =====                   =====

TOTAL INVESTMENT RETURN* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.81%                   2.67%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets*  . . . . . . . . . . . . . . . . . . . . . . .       .65%                    .80%

   Ratio of net investment income to average net assets* . . . . . . . . . . . . . . . . .      2.80%                   2.63%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager* . . . . . . . . . . . . . . . . . . . . . . . .       .76%                    .87%

   Net Assets, end of period (000's Omitted)*  . . . . . . . . . . . . . . . . . . . . . .    $1,014                 $28,160

------------
* Annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General Minnesota Municipal Money Market Fund (the "Fund") is a separate non-diversified series of General Municipal Money Market Funds, Inc. (the " Company") which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company, currently offering two series, including the Fund. The Fund's investment objective is to maximize current income exempt from Federal and State of Minnesota income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the " Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  At November 30, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held the following shares:

            Class A  . . . . . . . . . . . . . . . . . .1,014,128

            Class B  . . . . . . . . . . . . . . . . . .1,013,358

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares, which are sold to the public without a sales load. The Fund is authorized to issue 4 billion shares of $.01 par value Common Stock. The Fund is currently authorized to issue two classes of shares: Class A (2 billion shares authorized) and Class B (2 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $1,826 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken from June 1, 1998 through November 30, 1998 to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .65 of 1% of the value of the Fund's average daily net assets. The expense reimbursement pursuant to the undertaking, amounted to $75,244 during the period ended November 30, 1998.

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1998, Class B shares were charged $25,313 pursuant to the Distribution Plan.

  (C)  Under  the  Shareholder  Services  Plan with respect to Class A ("Class A
Shareholder Services Plan" ), Class A shares reimburse Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan") Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

  The Manager had undertaken from June 1, 1998 through November 30, 1998, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded .80 of 1% of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1998, Class B shares were charged $37,969 all of which was reimbursed by the Manager.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $39 pursuant to the transfer agency agreement.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Minnesota Municipal Money Market Fund (one of the Series constituting General Municipal Money Market Funds, Inc.) as of November 30, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from June 1, 1998 (commencement of operations) to November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Minnesota Municipal Money Market Fund at November 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from June 1, 1998 to November 30, 1998, in conformity with generally accepted accounting principles.


                                              [ERNST & YOUNG LLP SIGNATURE LOGO]


New York, New York
January 5, 1999


GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1998 as "exempt-interest dividends" (not generally subject to regular
Federal and, for individuals who are Minnesota residents, Minnesota personal income taxes).

                                   [reg.tm logo]

                                   (reg.tm)


GENERAL MINNESOTA MUNICIPAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940




Printed in U.S.A.                                         917/706AR9811

General Minnesota

Municipal Money

Market Fund

Annual Report

November 30, 1998